Performance B.4.1. Share-based compensation - Assumptions (Details)	12 Months Ended
Dec. 31, 2024 yr $ / shares
Performance Share Plan 2023 (Relative TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	4.66%
Dividend yield %	0.00%
Share price volatility %	52.88%
Award term (years) | yr	2.82
Share fair value (in usd per share) | $ / shares	$ 31.13
Performance Share Plan 2022 (Relative TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	2.01%
Dividend yield %	0.00%
Share price volatility %	47.94%
Award term (years) | yr	2.80
Share fair value (in usd per share) | $ / shares	$ 29.12
Performance Share Plan 2021 (Relative TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	0.29%
Dividend yield %	1.28%
Share price volatility %	46.28%
Award term (years) | yr	2.82
Share fair value (in usd per share) | $ / shares	$ 52.99
Performance share plan 2024 (SAR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate %	4.31%
Dividend yield %	0.00%
Share price volatility %	38.20%
Award term (years) | yr	6.50
Share fair value (in usd per share) | $ / shares	$ 9.35